Goodwill and intangible assets - Goodwill and Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	£ 1,449
Intangible assets and goodwill, end of period	1,665	£ 1,449
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	4,144	3,751
Additions	368	601
Disposals	(485)	(167)
Exchange and other movements	404	(41)
Intangible assets and goodwill, end of period	4,431	4,144
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(2,695)	(2,597)
Disposals	485	167
Amortisation charge	(270)	(210)
Impairment charge	0	(12)
Exchange and other movements	(286)	(43)
Intangible assets and goodwill, end of period	(2,766)	(2,695)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	258
Intangible assets and goodwill, end of period	277	258
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	326	324
Additions	0	0
Disposals	0	0
Exchange and other movements	19	2
Intangible assets and goodwill, end of period	345	326
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(68)	(68)
Disposals	0	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, end of period	(68)	(68)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	542
Intangible assets and goodwill, end of period	690	542
Software | Internally generated | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,508	1,539
Additions	275	195
Disposals	(427)	(148)
Exchange and other movements	121	(78)
Intangible assets and goodwill, end of period	1,477	1,508
Software | Internally generated | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(966)	(964)
Disposals	427	148
Amortisation charge	(153)	(126)
Impairment charge	0	(12)
Exchange and other movements	(95)	(12)
Intangible assets and goodwill, end of period	(787)	(966)
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	43
Intangible assets and goodwill, end of period	42	43
Software | Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	95	106
Additions	0	1
Disposals	(13)	(12)
Exchange and other movements	9	0
Intangible assets and goodwill, end of period	91	95
Software | Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(52)	(55)
Disposals	13	12
Amortisation charge	(6)	(6)
Impairment charge	0	0
Exchange and other movements	(4)	(3)
Intangible assets and goodwill, end of period	(49)	(52)
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	132
Intangible assets and goodwill, end of period	180	132
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,339	1,325
Additions	76	0
Disposals	(12)	(5)
Exchange and other movements	159	19
Intangible assets and goodwill, end of period	1,562	1,339
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(1,207)	(1,158)
Disposals	12	5
Amortisation charge	(44)	(36)
Impairment charge	0	0
Exchange and other movements	(143)	(18)
Intangible assets and goodwill, end of period	(1,382)	(1,207)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	474
Intangible assets and goodwill, end of period	476	474
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	876	457
Additions	17	405
Disposals	(33)	(2)
Exchange and other movements	96	16
Intangible assets and goodwill, end of period	956	876
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(402)	(352)
Disposals	33	2
Amortisation charge	(67)	(42)
Impairment charge	0	0
Exchange and other movements	(44)	(10)
Intangible assets and goodwill, end of period	£ (480)	£ (402)